Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended																			12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Sep. 30, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Sep. 30, 2019	Jul. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, dividends declared (USD per share)																				$ 1.90	$ 4.90	$ 2.65
Payments of Ordinary Dividends, Common Stock																				$ 3,746.5	$ 1,551.0	$ 1,643.2
Dividends Payable	$ 58.5																			58.5	2,694.5
Payments of Ordinary Dividends, Preferred Stock and Preference Stock																				26.8	26.8	26.8
Quarterly dividend
Common shares, dividends declared (USD per share)	$ 0.10
Common Stock, Dividends, Per Share, Cash Paid		$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10
Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid	$ 1.50						$ 4.50						$ 2.25						$ 2.5140
Series B Preferred Stock
Dividends Payable	$ 13.4																			13.4	13.4	0.0
Preferred shares, dividends declared (USD per share)	$ 26.875
Preferred Stock, Dividends, Per Share, Cash Paid			$ 26.875			$ 26.875			$ 26.875			$ 26.875			$ 26.875			$ 26.875
Payments of Ordinary Dividends, Preferred Stock and Preference Stock			$ 13.4			$ 13.4			$ 13.4			$ 13.4			$ 13.4			$ 13.4
Common equities
Dividends Payable	$ 58.5																			58.5	$ 2,694.5	$ 1,375.4
Common equities | Quarterly dividend
Payments of Ordinary Dividends, Common Stock		$ 58.5		$ 58.5	$ 58.5		$ 58.6	$ 58.6		$ 58.5	$ 58.5		$ 58.5	$ 58.5		$ 58.4	$ 58.4
Dividends Payable	58.5																			$ 58.5
Common equities | Annual variable dividend
Payments of Ordinary Dividends, Common Stock	$ 876.5						$ 2,635.9						$ 1,316.9						$ 1,467.9